Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 447,684
2026	236,141
2027	213,288
2028	220,212
2029	134,113
Total future minimum lease payments	1,251,438
Less: imputed interest	(177,573)
Present value of lease liabilities	$ 1,073,865	$ 1,434,001